Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 30, 2012
Registrant Name	dei_EntityRegistrantName	Precidian ETFs Trust
Central Index Key	dei_EntityCentralIndexKey	0001499655
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul. 30, 2012
MAXIS Nikkei 225 Index Fund (Prospectus Summary) | MAXIS Nikkei 225 Index Fund | MAXIS Nikkei 225 Index Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NKY